Inventories, Net and Cost of sales (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 USD ($)
Inventories, Net and Cost of sales (Details) [Line Items]
Employee benefits	$ 335,989	$ 354,431
Accumulated depreciation and amortisation [member]
Inventories, Net and Cost of sales (Details) [Line Items]
Employee benefits	341,838	308,614	$ 274,557
Cost of sales [member]
Inventories, Net and Cost of sales (Details) [Line Items]
Depreciation and amortization cost	29,095	28,248	21,341
Lopez de Galarza [Member]
Inventories, Net and Cost of sales (Details) [Line Items]
Real estate project	776	776
Exito Occidente [Member]
Inventories, Net and Cost of sales (Details) [Line Items]
Real estate project	17,227
Galeria La 33 [Member]
Inventories, Net and Cost of sales (Details) [Line Items]
Real estate project		2,437
Accumulated depreciation and amortisation [member]
Inventories, Net and Cost of sales (Details) [Line Items]
Depreciation and amortization cost	$ 76,279	$ 70,011	$ 60,970